Expense Example, No Redemption - Class A B C Shares - Alger Small Cap Growth Fund - ABC	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	210	649	1,114	2,211	212	655	1,124	2,421